Payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Payables	Payables

	2025		2024
	US$m		US$m
Trade and other payables[1]	1,727	1,492	2,075
Interest payable[2]	114	112	110
	1,841	1,604	2,185
1.Interest-free and normally settled on 30 day terms.
2.Details regarding interest-bearing liabilities are contained in Note C.2.
Recognition and measurement
Trade and other payables are carried at amortised cost and are recognised when goods and services are received, whether or not billed to the Group, prior to the end of the reporting period.
Fair value
The carrying amount of payables approximates their fair value.
Foreign exchange risk
The Group held $208 million of payables at 31 December 2025 (2024: $140 million) in currencies other than US dollars (predominantly
Australian dollars).
Maturity profile of payables
The Group’s payables balances at 31 December 2025 and 31 December 2024 are due for payment within 12 months.